MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024
1
The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Shares Security Description Value
Common Stock - 97.6%
Consumer Discretionary - 15.9%
7,500 eBay, Inc. $ 308,025
52,500 El Pollo Loco Holdings, Inc.
(a)
486,150
20,000 Garrett Motion, Inc.
(a)
171,800
22,000 H&R Block, Inc. 1,030,480
10,000 Hasbro, Inc. 489,500
2,500 Mohawk Industries, Inc.
(a)
260,625
10,000 Tapestry, Inc. 387,900
6,500 Williams-Sonoma, Inc. 1,257,035
4,391,515
Consumer Staples - 13.9%
10,350 Alico, Inc. 304,704
1,250 Archer-Daniels-Midland Co. 69,475
7,500 Brown-Forman Corp., Class A 422,775
10,000 General Mills, Inc. 649,100
25,000 Kenvue, Inc. 519,000
4,500 Kimberly-Clark Corp. 544,365
2,500 Kirin Holdings Co., Ltd., ADR 35,725
1,500 McCormick & Co., Inc., Non-
Voting Shares 102,240
3,000 Target Corp. 417,240
2,750 The Procter & Gamble Co. 432,135
26,438 WK Kellogg Co. 343,430
3,840,189
Energy - 4.4%
10,500 ONEOK, Inc. 716,625
3,500 Phillips 66 505,085
1,221,710
Financials - 7.9%
12,000 Equitable Holdings, Inc. 392,280
14,500 MetLife, Inc. 1,005,140
17,500 Old Republic International Corp. 490,700
2,000 The PNC Financial Services
Group, Inc. 302,420
2,190,540
Health Care - 15.4%
2,500 Abbott Laboratories 282,875
16,500 Baxter International, Inc. 638,385
13,000 Hologic, Inc.
(a)
967,720
8,000 Merck & Co., Inc. 966,240
7,500 Revvity, Inc. 803,850
4,000 Zimmer Biomet Holdings, Inc. 502,400
4,250 Zimvie, Inc.
(a)
74,290
4,235,760
Industrials - 27.5%
2,500 CH Robinson Worldwide, Inc. 210,225
5,000 Curtiss-Wright Corp. 1,112,850
10,000 Emerson Electric Co. 917,300
9,000 Fortune Brands Innovations, Inc. 698,310
2,500 Hubbell, Inc. 838,925
9,000 Lindsay Corp. 1,170,990
10,053 MillerKnoll, Inc. 267,309
3,750 Rockwell Automation, Inc. 949,800
12,500 The Gorman-Rupp Co. 417,375
6,000 Westinghouse Air Brake
Technologies Corp. 789,420
1,500 Woodward, Inc. 206,655
7,579,159
Information Technology - 10.7%
12,500 Corning, Inc. 406,125
3,500 F5, Inc.
(a)
642,950
10,000 Intel Corp. 430,800
5,000 Kulicke & Soffa Industries, Inc. 251,600
Shares Security Description Value
Information Technology - 10.7% (continued)
30,000 NetScout Systems, Inc.
(a)
$ 645,300
3,500 Texas Instruments, Inc. 560,420
2,937,195
Materials - 1.0%
2,000 PPG Industries, Inc. 282,080
Utilities - 0.9%
3,000 WEC Energy Group, Inc. 242,280
Total Common Stock (Cost $21,370,230) 26,920,428
Principal
Security
Description Rate Maturity Value
U.S. Government & Agency Obligations - 0.9%
U.S. Treasury Securities - 0.9%
$ 100,000 U.S. Treasury
Bill
(b)
5.12% 05/16/24 98,490
150,000 U.S. Treasury
Bill
(b)
5.28  08/08/24 146,156
244,646
Total U.S. Government & Agency Obligations (Cost
$244,623) 244,646
Shares Security Description Value
Money Market Fund - 0.7%
202,009 First American
Treasury Obligations
Fund, Class X, 5.24%
(c)
(Cost $202,009) 202,009
Investments, at value - 99.2% (Cost $21,816,862) $ 27,367,083
Other Assets & Liabilities, Net - 0.8% 228,707
Net Assets - 100.0% $ 27,595,790
ADR American Depositary Receipt
(a) Non-income producing security.
(b) Zero coupon bond. Interest rate presented is yield to
maturity.
(c) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of January 31,
2024.

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024
2
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a Money
Market Fund. The Level 2 value displayed in this table are U.S. Treasury
Securities. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 27,122,437
Level 2 - Other Significant Observable Inputs 244,646
Level 3 - Significant Unobservable Inputs –
Total $ 27,367,083